CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Revenue	$ 1,451,803	$ 49,525	$ 1,550,143	$ 75,423	$ 557,341	$ 170,838	$ 2,992,589
Cost of revenue	786,623	4,457	832,958	6,110	249,523	8,602	1,795,621
Gross profit	665,180	45,068	717,185	69,313	307,818	162,236	1,196,968
Expenses:
General and administrative expenses (includes equity-based compensation of $12,415, $34,142, $24,831 and $68,284 respectively)	495,312	850,520	1,032,302	1,728,191	2,959,571	4,020,530	27,372,608
Promotion and marketing	464	4,512	9,291	32,868	58,467	165,355	815,208
Research and development	19,384	11,466	36,722	68,116	192,870	227,011	4,049,181
Depreciation and amortization	4,167	4,167	8,334	8,334	16,668	21,283	214,050
Impairment of patent					0	0	537,631
Total expenses	519,327	870,665	1,086,649	1,837,509	3,227,576	4,434,179	32,988,678
Income (loss) from operations	145,853	(825,597)	(369,464)	(1,768,196)	(2,919,758)	(4,271,943)	(31,791,710)
Other income (expense):
Interest income					11	2,033	373,902
Interest expense (net)	(22,954)	(132,237)	(39,510)	(146,664)	(178,849)	(152,097)	(2,788,172)
Exchange rate gains and losses	0	(1,354)	0	(164)	0	2,885	(22,502)
Loss on disposition of fixed assets					0	0	(64,172)
Total other (expense) income	(22,954)	(133,591)	(39,510)	(146,828)	(178,838)	(147,179)	(2,500,944)
Income (loss) before provision for taxes	122,899	(959,188)	(408,974)	(1,915,024)	(3,098,596)	(4,419,122)	(34,292,654)
Provision for income taxes	0	0	0	0	0	0	32,673
Net income (loss)					(3,098,596)	(4,419,122)	(34,325,327)
Net loss attributable to non-controlling interest					0	(17,653)	(1,633,120)
Net loss attributable to SurePure	$ 122,899	$ (959,188)	$ (408,974)	$ (1,915,024)	$ (3,098,596)	$ (4,401,469)	$ (32,692,207)
Income (loss) per share - basic and diluted (in dollars per share)	$ 0	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.07)	$ (0.14)	$ (1.10)
Weighted average shares outstanding - basic and diluted (in shares)	47,345,816	44,602,697	47,345,816	42,790,467	44,931,481	31,780,016	29,832,060